Shareholders' Equity	9 Months Ended
Sep. 30, 2022
Disclosure of Shareholders Explanatory [Abstract]
Shareholders’ equity
13.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at September 30, 2022 or December 31, 2021.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The properties in which the Company currently has an interest are in the exploration stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during 2022. The Company considers its capital to be share capital, stock-based compensation, warrants, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financing

In 2019, the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$40 million in value of common shares of the Company. In 2020, the Company issued 1,327,046 shares, at an average selling price of $21.94 per share, for net proceeds of $28.5 million under the Company’s At-The-Market offering.

During the first quarter of 2021, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under the Company’s At-The-Market offering. During the nine months ended September 30, 2022, the Company issued 997,508 shares, at an average selling price of $22.83 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.

In June 2021, the Company issued 350,000 flow-through common shares at $28.06 per common share for aggregate gross proceeds of $9.8 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2021. At the time of issuance of the flow-through shares, $1.5 million premium was recognized as a liability on the consolidated statements of financial position. During 2021, the Company incurred $1.1 million of qualifying exploration expenditures and $0.2 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). During the nine months ended September 30, 2022, the Company incurred $6.1 million of qualifying exploration expenditures and $0.9 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

In June 2020, the Company issued 345,000 flow-through common shares at $32.94 per common share for aggregate gross proceeds of $11.4 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2020. In accordance with draft legislation released on December 16, 2020 in relation to the COVID-19 pandemic, a 12-month extension was provided to the normal timelines in which the qualifying exploration expenditures should be incurred. At the time of issuance of the flow-through shares, $3.9 million premium was recognized as a liability on the consolidated statements of financial position. During 2020, the Company incurred $4.7 million of qualifying exploration expenditures and $1.6 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). During 2021, the Company incurred $6.5 million of qualifying exploration expenditures and $2.2 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). During the first quarter of 2022, the Company incurred $0.2 million of qualifying exploration expenditures and the remaining $0.1 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

b)	Stock options and Restricted share units

The Company provides compensation to directors and employees in the form of stock options and Restricted Share Units (“RSU”s).

Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity. Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSU. The life of the RSU is not to exceed two years.

Stock options and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	-	-	-
Exercised option or vested RSU	(186,007)	14.29	(1,447)	(148,800)	(3,172)	(4,619)
Expired	-	-	-	-	-	-
Amortized value of stock-based compensation	-	-	-	-	2,654	2,654
Outstanding at September 30, 2022	837,327	14.69	6,678	25,000	54	6,732

Exercisable at September 30, 2022	837,327

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2021	2,611,691	12.51	22,524	135,450	487	23,011
Granted	-	-	-	173,800	573	573
Exercised option or vested RSU	(1,585,501)	11.17	(14,370)	(135,450)	(3,413)	(17,783)
Expired	(2,856)	6.30	(37)	-	-	(37)
Amortized value of stock-based compensation	-	-	8	-	2,925	2,933
Outstanding at December 31, 2021	1,023,334	14.61	8,125	173,800	572	8,697

Exercisable at December 31, 2021	1,023,334

The outstanding share options at September 30, 2022 expire on various dates between December 2022 and June 2024. A summary of options outstanding, their remaining life and exercise prices as at September 30, 2022 is as follows:

	Options Outstanding		Options Exercisable
	Number	Remaining	Number
Exercise price	outstanding	contractual life	Exercisable
$13.14	359,827	3 months	359,827
$16.94	50,000	1 year 1 months	50,000
$15.46	377,500	1 year 3 months	377,500
$17.72	50,000	1 year 9 months	50,000
	837,327		837,327

During the nine months ended September 30, 2022, 186,007 options were exercised for proceeds of $2.7 million and 186,007 common shares were issued. The weighted average share price at the date of exercise of options exercised during the period was $23.47. Subsequent to the quarter end, 100,000 options were exercised.

In December 2021, 123,800 RSUs were granted. Of these, 28,000 RSUs were granted to Board members, 75,200 RSUs were granted to members of senior management, and the remaining 20,600 RSUs were granted to other employees of the Company. The fair value of the grants, of $2.6 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period of approximately four months from the date of the grant was dependent on certain corporate objectives being met. Of the $2.6 million fair value of the grants, $0.4 million was amortized during the fourth quarter 2021, and the remaining $2.2 million was amortized during the first quarter of 2022. During the second quarter of 2022, 128,800 RSUs were vested and 119,800 RSUs were exchanged for common shares of the Company.

During the second quarter of 2021, 10,000 RSUs were granted to a Board member. Half of the RSUs vested on the first anniversary of the appointment and the remaining half on the second anniversary. The fair value of the grants, of $0.2 million, was estimated as at the grant date to be amortized over the expected service period of the grants. During the second quarter of 2022, 5,000 RSUs were vested, and as at September 30, 2022, $0.1 million of the fair value of the grants was amortized.

During the third and fourth quarter of 2021, 40,000 RSUs were granted to three new members of senior management. Half of the RSUs will vest on the first anniversary of employment and the remaining half on the second anniversary. The fair value of the grants, of $0.9 million, was estimated at the grant date to be amortized over the expected service period of the grants. During the current quarter, 20,000 RSUs were vested, and as at September 30, 2022, $0.5 million of the fair value of the grants was amortized.

c)	Basic and diluted net loss per common share

Basic and diluted net income attributable to common shareholders of the Company for the nine months period ended September 30, 2022 was $25.4 million (nine months ended September 30, 2021 - $9.4 million net income).

Earnings per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted earnings per common share for the following periods:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Weighted average number of common shares outstanding	80,282,633	77,113,125	79,897,513	75,759,358
Dilutive effect of options [1]	737,327	1,814,164	737,327	1,814,164
Dilutive effect of RSUs [1]	25,000	-	25,000	-
	81,044,960	78,927,289	80,659,840	77,573,522

1)	As at September 30, 2022, there was a total of 737,327 dilutive stock options and 25,000 dilutive RSUs outstanding (September 30, 2021 – 1,814,167 dilutive stock options and nil RSUs).